Restructuring Charges	12 Months Ended
Dec. 31, 2016
Restructuring Charges [Abstract]
Restructuring Charges
Restructuring Charges

At December 31, 2016, there was a $0.4 million liability related to the Company's obligation under a lease related to the discontinued Hooper Holmes Services operations center, which is recorded in other current and long-term liabilities in the accompanying consolidated balance sheet. Charges and adjustments recorded during the year ended December 31, 2016, were recorded as a component of discontinued operations.

At December 31, 2015, there was a $0.7 million liability, of which $0.6 million is related to the discontinued Hooper Holmes Services operations center and $0.1 million is related to the discontinued Portamedic operations. The facility closure obligations were recorded in other current and long-term liabilities in the accompanying consolidated balance sheet. Charges and adjustments recorded during the year ended December 31, 2015, were recorded as a component of discontinued operations.

The following table provides a summary of the activity in the restructure accrual for the years ended December 31, 2016 and 2015:

(In thousands)	December 31, 2014	Adjustments	Payments	December 31, 2015
Facility closure obligation	$1,074	$(15)	$(402)	$657

	December 31, 2015	Adjustments	Payments	December 31, 2016
Facility closure obligation	$657	$249	$(534)	$372